Principal Activities and Reorganization - Details of Principal Subsidiaries and VIE (Details)	12 Months Ended
Dec. 31, 2021
Principal Activities And Reorganization [Line Items]
Date of incorporation	Sep. 12, 2016
Guangzhou Yatsen | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Jul. 29, 2015
Wholly owned subsidiaries, Percentage of beneficial ownership	100.00%
Wholly owned subsidiaries, Principal activities	Cosmetics Sales
Guangzhou Yatsen Cosmetics Co., Ltd. | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Mar. 24, 2017
Wholly owned subsidiaries, Percentage of beneficial ownership	100.00%
Wholly owned subsidiaries, Principal activities	Cosmetics Sales
Guangzhou Yiyan Cosmetics Co., Ltd. | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Apr. 15, 2019
Wholly owned subsidiaries, Percentage of beneficial ownership	100.00%
Wholly owned subsidiaries, Principal activities	Cosmetics Sales
Huizhi weimei (Guangzhou) Trading Co., Ltd.(“HZ VIE”) | PRC
Principal Activities And Reorganization [Line Items]
Date of incorporation	Feb. 22, 2019
VIE, Percentage of beneficial ownership	100.00%
VIE, Principal activities	Cosmetics Sales